BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation Of Condensed Consolidated Interim Financial Statements [Abstract]
BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS
NOTE 2 - BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

a.
These unaudited condensed consolidated interim financial statements of the Company as of June 30, 2024, and for the six-months and three-months interim periods ended on that date (hereinafter: "the Condensed Interim Financial Information") have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Information, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2023, and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of the Group and in the six -months and three-months periods ended June 30, 2024, do not necessarily provide indication of the results that can be expected in the year ended December 31, 2024.

b.	Estimates and judgments

The preparation of the Condensed Interim Financial Information requires management to exercise judgment and use significant accounting estimates and assumptions. These affect the application of the Group's accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ materially from these estimates. In preparing these Condensed Interim Financial Information, the significant accounting judgments and the uncertainties associated with key sources of estimates are consistent with those in the consolidated annual financial statements for the year ended December 31, 2023.